Equity Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Equity Instruments

Note 10. Equity Instruments

Common stock

Our authorized share capital consists of 500,000,000 shares of common stock, par value $0.00001 per share, and 10,000,000 shares of preferred stock, par value $0.00001 per share. As of June 30, 2025, we had 14,067,416 shares of common stock outstanding. The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders but are not entitled to cumulative voting rights, are entitled to receive ratably such dividends as may be declared by the Company’s Board of Directors out of funds legally available therefor subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock in the event of the Company’s liquidation, dissolution, or winding up, have no preemptive rights and no right to convert their common stock into any other securities, and have no redemption or sinking fund provisions applicable to the common stock.

April 2024 Securities Purchase Agreement

On April 10, 2024, the Company entered into securities purchase agreements (the “BEPO Purchase Agreements”) with certain investors (collectively, the “Purchasers”). The BEPO Purchase Agreements relate to the sale and issuance, on a reasonable best efforts basis (collectively, the “BEPO Offering”), by the Company of an aggregate of: (i) 65,307 shares of the Company’s common stock and (ii) warrants to purchase up to 65,307 shares of common stock (the “BEPO Warrants”). The offering price per share of common stock and the exercise price of the accompanying BEPO Warrants is $183.75.

On April 12, 2024, the Company completed the BEPO Offering, resulting in gross proceeds to the Company of approximately $12 million. The Company used the net proceeds from the BEPO Offering primarily for funding working capital and capital expenditures and other general corporate purposes, including repayment of a portion of the Company’s Secured Notes.

In connection with the BEPO Offering, on April 10, 2024, the Company also entered into a placement agency agreement (the “BEPO Placement Agency Agreement”) with A.G.P./Alliance Global Partners (the “BEPO Placement Agent”). Pursuant to the terms of the BEPO Placement Agency Agreement, the BEPO Placement Agent agreed to arrange for the sale of the shares of common stock and the warrants. The Company paid the BEPO Placement Agent a cash fee equal to 7.0% of the aggregate purchase price paid by the Purchasers in connection with sales and reimbursed the BEPO Placement Agent for certain of its expenses in an aggregate amount of $150,000. In addition, the Company issued Placement Agent warrants (the “BEPO Agent Warrants”) to purchase such number of shares of common stock equal to 5.0% of the aggregate number of shares of common stock sold in the BEPO Offering, or an aggregate of 3,266 shares of common stock. The BEPO Agent warrants are exercisable immediately upon issuance and have substantially the same terms as the BEPO Warrants, except that the BEPO Agent Warrants have an exercise price of $202.125 per share (representing 110% of the offering price per share of common stock and accompanying warrant) and will expire five years from the commencement of the sales pursuant to the BEPO Offering.

February 2025 Securities Purchase Agreement

On February 24, 2025, the Company entered into Warrant Exchange Agreements (the “February Warrant Exchange Agreements”) with each of: (i) Highbridge Tactical Credit Master Fund, L.P. (“HM”); (ii) Highbridge Tactical Credit Institutional Fund, Ltd. (collectively with HM, the “Highbridge Holders”); (iii) Anson Investments Master Fund LP (“AMF”); (iv) Anson East Master Fund LP (collectively with AMF, the “Anson Holders”); (v) High Trail Investments ON LLC (“HTI”), and (vi) HB SPV I Master LLC (together with HTI, the “High Trail Holders”), pursuant to which: (a) the Highbridge Holders and the Anson Holders agreed to exchange an aggregate of 60,150 registered warrants issued in April 2024 and an aggregate of 99,048 registered warrants issued in August 2024, and (b) the High Trail Holders agreed to exchange an aggregate of 151,808 unregistered warrants issued in April 2024 and July 2024, and an aggregate of 19,048 registered warrants issued in December 2023, for an aggregate of 990,159 shares (the “Acquired Shares”) of Company’s common stock, respectively, equating in each case to an exchange ratio of three Acquired Shares for each warrant.

Common Stock Reserved for Future Issuance

Shares of common stock reserved for future issuance on an “as if converted” basis were as follows:

	June 30,	December 31,
	2025	2024
	(share data)
Common stock warrants	36,892	366,946
Shares available for future grant under 2021 Equity Incentive Plan	—	46,456
Reserved for At-the-Market offering	5,383	5,383
Reserved for employee stock purchase plan	148,897	18,958
Total shares of common stock reserved	191,172	437,743

In February 2023, the Company entered into a sales agreement (the “ATM Sales Agreement”) with Needham & Company, LLC (“Needham”), as agent, pursuant to which the Company may offer and sell, from time to time through Needham, up to $40.0 million shares of its common stock pursuant to a shelf registration statement on Form S-3 (the “Shelf Registration Statement”) and the related prospectus supplement and accompanying base prospectus, and in connection therewith, the Company reserved 38,096 shares of common stock for issuance under the ATM Sales Agreement. On January 31, 2024, the Company filed an amendment to the prospectus supplement increasing the aggregate dollar amount of shares available to be sold from time to time pursuant to the ATM Sales Agreement to $75 million. During six months ended June 30, 2025, the Company sold no shares pursuant to the ATM sales agreement.

In April 2024, pursuant to the evergreen provisions of the Company’s 2021 Equity Incentive Plan (the “2021 EIP”), the Company added an additional 24,612 shares of common stock for issuance under the 2021 EIP and 4,917 shares of common stock for issuance under the 2021 ESPP.

The shares available for future grant under the 2021 EIP are net of any un-exercised stock options (vested and unvested) and unvested restricted stock units (“RSUs”) outstanding that may convert to common stock in the future upon exercise or vesting as of June 30, 2025 and December 31, 2024.

Common Stock Warrant Liabilities

In connection with the BEPO Offering, the Company issued BEPO Warrants to purchase up to an aggregate of 65,307 shares of common stock. The BEPO Warrants are immediately exercisable at an exercise price of $183.75 per share and will expire on the five year anniversary of the date of issuance. In connection with the BEPO Placement Agency Agreement, we also issued BEPO Agent Warrants to purchase up to 3,266 shares of common stock. The BEPO Agent Warrants are exercisable at an exercise price of $202.125 per share and will expire on the five year anniversary of the date of issuance.

In connection with the Second Note Amendment, on April 1, 2024, the Company also entered into a letter agreement (the “Letter Agreement”) with the Investors pursuant to which the Company issued to the Investors warrants (the “2024 Private Warrants”) to purchase up to an aggregate of 41,808 shares of Common Stock. The 2024 Private Warrants became exercisable 45 days after the original issuance date (the “Initial Exercise Date”), are exercisable at an exercise price of $199.35 per share and will expire on the one year anniversary of the later of (i) the Initial Exercise Date and (ii) the date on which the Resale Registration Statement (as defined in the Letter Agreement) is declared effective by the SEC. The Investors may exercise the 2024 Private Warrants by paying the exercise in cash or by reducing the outstanding principal amount under the Secured Notes by an amount equal to the quotient of (A) the amount of the exercise price divided by (B) 1.20. The 2024 Private Warrants may also be exercised on a cashless basis under certain circumstances.

In connection with the Third Note Amendment, on July 1, 2024, the Company also entered into a letter agreement with the Investors pursuant to which the Company issued to the Investors warrants (the “July 2024 Private Warrants”) to purchase up to an aggregate of 110,000 shares of Common Stock. The July 2024 Private Warrants became exercisable 45 days after the original issuance date, are exercisable at an exercise price of $37.50 per share and will expire on the five year anniversary of the issuance date. The Investors may exercise the 2024 Private Warrants by paying the exercise in cash or by reducing the outstanding principal amount under the Secured Notes by an amount equal to the quotient of (A) the amount of the exercise price divided by (B) 1.20. The July 2024 Private Warrants may also be exercised on a cashless basis under certain circumstances.

On August 12, 2024, the Company entered into a warrant inducement with certain warrant holders. Pursuant to the Inducement Agreement, the holders of the Existing Warrants agreed to reduce the exercise price of their Existing Warrants totaling 49,524, from $296.70 per share to $34.20 per share. Additionally, the Company agreed to issue registered warrants with an exercise price of $34.20 per share to purchase 99,048 shares of Common Stock (the “August Inducement Warrants”) and will expire on the five year anniversary of the issuance date. The August Inducement Warrants may also be exercised on a cashless basis under certain circumstances.

Warrants to purchase an equal number of shares of common stock of 36,892 and 366,946 were exercisable as of June 30, 2025 and December 31, 2024, respectively. The Private Placement Warrants, the Public Warrants, the 2022 Private Warrant, the RDO Warrants, the Placement Agent Warrants, 2024 Private Warrants, BEPO Warrants, BEPO Agent Warrants, July 2024 Private Warrants and August Inducement Warrants to purchase shares of common stock are liability classified and recorded at fair value on the issue date with periodic remeasurement. Warrants for shares of common stock consisted of the following:

	June 30, 2025
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per warrant
Private Placement Warrants - Common Stock	12/02/2020	09/29/2026	8,477	$6,037.50
Public Warrants – Common Stock	12/02/2020	09/29/2026	16,429	$6,037.50
2022 Private Warrant – Common Stock	07/25/2022	07/24/2034	134	$1,344.00
Placement Agent Warrants - Common Stock	12/29/2023	12/29/2028	3,429	$326.29
BEPO Warrants - Common Stock	4/12/2024	4/12/2029	5,157	$183.75
BEPO Agent Warrants - Common Stock	4/12/2024	4/12/2029	3,266	$202.13
			36,892

	December 31, 2024
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per warrant
Private placement warrants - Common Stock	12/02/2020	09/29/2026	8,477	$6,037.50
Public warrants – Common Stock	12/02/2020	09/29/2026	16,429	$6,037.50
2022 Private Warrant – Common Stock	07/25/2022	07/24/2034	134	$1,344.00
RDO Warrants - Common Stock	12/29/2023	12/29/2028	19,048	$299.25
2023 Placement Agent Warrants - Common Stock	12/29/2023	12/29/2028	3,429	$326.29
2024 Private Warrants - Common Stock	4/1/2024	5/16/2025	41,808	$199.35
BEPO Warrants - Common Stock	4/12/2024	4/12/2029	65,307	$183.75
BEPO Agent Warrants - Common Stock	4/12/2024	4/12/2029	3,266	$202.13
July 2024 Private Warrants - Common Stock	7/01/2024	7/01/2029	110,000	$37.50
August Inducement Warrants - Common Stock	8/13/2024	08/12/2029	99,048	$34.20
			366,946

Warrant Liabilities – Fair Value

The issuance of the Private Placement Warrant and Public Warrant liabilities were accounted for as a reverse recapitalization. The 2022 Private Warrant was issued in connection with the Company’s entry into the joinder and fourth loan modification with Silicon Valley Bank. See Note 9, Debt, in the notes to consolidated financial statements included in the 2024 Form 10-K.

The liabilities associated with the Private Placement Warrants, 2022 Private Warrants, RDO Warrants, Placement Agent Warrants, 2024 Private Warrants, BEPO Warrants, BEPO Agent Warrants, July 2024 Private Warrants and August Inducement Warrants were subject to remeasurement at each balance sheet date using the Level 3 fair value inputs and the Public Warrants were subject to remeasurement at each balance sheet date using Level 1 fair value inputs for the three and six months ended June 30, 2025 and June 30, 2024. See Note 4, Fair Value Measurements, in this Report for liability classified warrants recorded at fair value.

Each Private Placement Warrant is exercisable to purchase one share of common stock at a price of $6,037.50 per share. Subject to certain exceptions, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. The 2022 Private Warrant is exercisable to purchase one share of common stock at a price of $1,344.00 per share and allows cashless exercise in whole or part. The Public Warrants may only be exercised for a whole number of shares. The Public Warrants became exercisable on December 7, 2021. The RDO Warrants are exercisable to purchase one share of common stock at a price of $299.25 per warrant share. The Placement Agent Warrants are exercisable to purchase one share of common stock at a price of $326.25 per warrant share . The RDO Warrants and 2023 Placement Agent Warrants are exercisable until December 29, 2028 and allows cashless exercise in whole or part.

Private Placement Warrants – Fair Value Assumptions

The fair value of the private placement common stock warrant liability was $0 as of June 30, 2025 and December 31, 2024, as the publicly traded price was $0.00 as of June 30, 2025 and December 31, 2024. The assumptions used in the Monte Carlo simulation model for the recurring valuation of the private placement common stock warrant liability were as follows:

	As of June 30, 2025	As of December 31, 2024
Current stock price	$—	$—
Expected volatility	—%	—%
Risk-free interest rate	—%	—%
Dividend rate	—%	—%
Expected Term (years)	—	—

Expected volatility: The volatility is determined iteratively, such that the concluded value of the Private Placement Warrants are equal to the traded price.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrants are expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the common stock warrants.

2022 Private Warrants, RDO Warrants, 2023 Placement Agent Warrants - Fair Value Assumptions

The fair value assumptions used in the Black-Scholes simulation model for the recurring valuation of the 2022 Private Warrants, the RDO Warrants, and the 2023 Placement Agent Warrants liabilities were as follows:

	As of June 30, 2025	As of December 31, 2024
Current stock price	$7.20	$10.20
Expected volatility	154.6%	139.9%
Risk-free interest rate	4.1%	4.3%
Dividend rate	—%	—%
Expected Term (years)	3.50	4.00

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrant is expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the warrant.

2024 Private Warrants, - Fair Value Assumptions

The fair value of the 2024 Private Warrant Liability was $0 and $2,007 as of June 30, 2025 and December 31, 2024, respectively, as the warrants expired on May 16, 2025. The fair value assumptions used in the Monte Carlo simulation model for the valuation of the 2024 Private Warrants liability was as follows:

	As of June 30, 2025	As of December 31, 2024
Current stock price	$—	$10.20
Expected volatility	—%	191.6%
Risk-free interest rate	—%	4.2%
Dividend yield	—%	—%
Expected Term (years)	—	0.37

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrant is expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the warrant.

BEPO Warrants, BEPO Agent Warrant - Fair Value Assumptions

The fair value assumptions used in the Black-Scholes simulation model for the valuation of the BEPO Warrant and the BEPO Agent Warrant liabilities were as follows:

	As of June 30, 2025	As of December 31, 2024
Current stock price	$7.20	$10.20
Expected volatility	154.6%	139.9%
Risk-free interest rate	4.1%	4.4%
Dividend yield	—%	—%
Expected Term (years)	3.78	4.28

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrant is expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the warrant.

August Inducement Warrants - Fair Value Assumptions

The fair value assumptions used in the Black-Scholes simulation model for the valuation of the August Inducement Warrant liabilities were as follows:

	As of June 30, 2025	As of December 31, 2024
Current stock price	$7.20	$10.20
Expected volatility	154.6%	139.9%
Risk-free interest rate	4.2%	4.4%
Dividend yield	—%	—%
Expected Term (years)	4.12	4.62

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrant is expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the warrant.

July 2024 Private Warrants - Fair Value Assumptions

The fair value assumptions used in the Black-Scholes simulation model for the valuation of the July 2024 Private Warrant liabilities were as follows:

	As of June 30, 2025	As of December 31, 2024
Current stock price	$7.20	$10.20
Expected volatility	154.6%	139.9%
Risk-free interest rate	3.9%	4.4%
Dividend yield	—%	—%
Expected Term (years)	4.00	4.50

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrant is expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the warrant.

Contingent Earnout Liabilities

The contingent earnout liability is for Earnout Shares (as defined below) for pre-closing Legacy Velo3D equity holders (“Eligible Legacy Velo3D Equityholders”). During the time period between September 29, 2021 (the “Closing Date”) and the five-year anniversary of the Closing Date, Eligible Legacy Velo3D Equityholders may receive up to 41,444 shares of common stock (the “Earnout Shares”), which is based on two tranches of 20,722 per tranche. The Earnout Shares issuable to holders of employee stock options are accounted as stock-based compensation expense as they are subject to forfeiture based on the satisfaction of certain employment conditions. See Note 11, Equity Incentive Plans & Stock Based Compensation, for further discussion.

See Note 4, Fair Value Measurements, in this Report for the liability for contingent earnout liabilities carried at fair value for the six months ended June 30, 2025 and 2024.

Fair Value Assumptions – Contingent Earnout Liabilities

Assumptions used in the fair value of the contingent earnout liabilities are described below.

	As of June 30, 2025	As of December 31, 2024
Current stock price	$7.20	$10.20
Expected volatility	161.2%	161.2%
Risk-free interest rate	4.2%	4.2%
Dividend yield	—%	—%
Expected Term (years)	1.25	1.75

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the Earnout Shares.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the Earnout Shares.

Note 10. Equity Instruments

Common stock

Our authorized share capital consists of 500,000,000 shares of common stock, par value $0.00001 per share, and 10,000,000 shares of preferred stock, par value $0.00001 per share. As of December 31, 2024, we had 12,993,962 shares of common stock outstanding. The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders but are not entitled to cumulative voting rights, are entitled to receive ratably such dividends as may be declared by the Company’s Board of Directors out of funds legally available therefor subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock in the event of the Company’s liquidation, dissolution, or winding up, have no preemptive rights and no right to convert their common stock into any other securities, and have no redemption or sinking fund provisions applicable to the common stock.

April 2024 Securities Purchase Agreement

On April 10, 2024, the Company entered into securities purchase agreements (the “BEPO Purchase Agreements”) with certain investors (collectively, the “Purchasers”). The BEPO Purchase Agreements relate to the sale and issuance, on a reasonable best efforts basis (collectively, the “BEPO Offering”), by the Company of an aggregate of: (i) 65,307 shares of the Company’s common stock and (ii) warrants to purchase up to 65,307 shares of common stock (the “BEPO Warrants”). The offering price per share of common stock and the exercise price of the accompanying BEPO Warrants is $183.75.

On April 12, 2024, the Company completed the BEPO Offering, resulting in gross proceeds to the Company of approximately $12 million. The Company used the net proceeds from the BEPO Offering primarily for funding working capital and capital expenditures and other general corporate purposes, including repayment of a portion of the Company’s Secured Notes.

In connection with the BEPO Offering, on April 10, 2024, the Company also entered into a placement agency agreement (the “BEPO Placement Agency Agreement”) with A.G.P./Alliance Global Partners (the “BEPO Placement Agent”). Pursuant to the terms of the BEPO Placement Agency Agreement, the BEPO Placement Agent agreed to arrange for the sale of the shares of common stock and the warrants. The Company paid the BEPO Placement Agent a cash fee equal to 7.0% of the aggregate purchase price paid by the Purchasers in connection with sales and reimbursed the BEPO Placement Agent for certain of its expenses in an aggregate amount of $150,000. In addition, the Company issued Placement Agent warrants (the “BEPO Agent Warrants”) to purchase such number of shares of common stock equal to 5.0% of the aggregate number of shares of common stock sold in the BEPO Offering, or an aggregate of 3,266 shares of common stock. The BEPO Agent warrants are exercisable immediately upon issuance and have substantially the same terms as the BEPO Warrants, except that the BEPO Agent Warrants have an exercise price of $202.125 per share (representing 110% of the offering price per share of common stock and accompanying warrant) and will expire five years from the commencement of the sales pursuant to the BEPO Offering.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Common Stock Reserved for Future Issuance

Shares of common stock reserved for issuance on an “as if converted” basis were as follows:

	December 31,
	2024	2023
	(share data)
Common stock warrants	366,946	97,039
Shares available for future grant under 2021 Equity Incentive Plan	46,456	30,555
Reserved for At-the-Market offering	5,383	5,383
Reserved for employee stock purchase plan	18,958	14,042
Total shares of common stock reserved	437,743	147,019

In February 2023, the Company entered into a sales agreement (the “ATM Sales Agreement”) with Needham & Company, LLC (“Needham”), as agent, pursuant to which the Company may offer and sell, from time to time through Needham, up to $40.0 million shares of its common stock pursuant to a shelf registration statement on Form S-3 (the “Shelf Registration Statement”) and the related prospectus supplement and accompanying base prospectus, and in connection therewith, the Company reserved 38,095 shares of common stock for issuance under the ATM Sales Agreement. On January 31, 2024, the Company filed an amendment to the prospectus supplement increasing the aggregate dollar amount of shares available to be sold from time to time pursuant to the ATM Sales Agreement to $75 million. During the year ended December 31, 2024, the Company sold no shares pursuant to the ATM sales agreement.

The shares available for future grant under the 2021 EIP are net of any un-exercised stock options (vested and unvested) and unvested restricted stock units (“RSUs”) outstanding that may convert to common stock in the future upon exercise or vesting as of December 31, 2024 and 2023.

Common Stock Warrant liabilities

Following the Merger, 16,429 publicly-traded warrants (the “Public Warrants”) and 8,477 private placement warrants (the “Private Placement Warrants”), issued to Spitfire Sponsor, LLC (the “Sponsor”), all of which were issued in connection with JAWS Spitfire’s initial public offering (“IPO”), became exercisable for one share of the Company’s Common Stock at an exercise price of $6,037.50 per share. During the year ended December 31, 2024, there were no Public Warrants or Private Placement Warrants exercised. The Public Warrants are publicly traded and are exercisable for cash, unless certain conditions occur, such as redemption by the Company under certain circumstances, at which time the Public Warrants may be exercised on a cashless basis. The Private Placement Warrants are non-redeemable for cash so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

In conjunction with the joinder and fourth loan modification agreement on July 25, 2022, we issued to Silicon Valley Bank warrants to purchase up to 134 shares of the Company’s common stock at an exercise price of $1,344.00 per warrant share (the “2022 Private Warrant”). The 2022 Private Warrant is exercisable until July 24, 2034 and allow cashless exercise in whole or part.

On December 29, 2023, the Company issued warrants to purchase 68,573 shares of Common Stock at an exercise price of $299.25 per warrant share (the “RDO Warrants”) in the Registered Direct Offering. Additionally, the Company issued warrants to purchase 3,429 shares of Common Stock at an exercise price of $325.50 per warrant share (the “Placement Agent Warrants” and, together with the Public Warrants, the Private Placement Warrants, the 2022 Private Warrant, and the RDO Warrants the “Common Stock Warrants”). The RDO Warrants and Placement Agent Warrants are exercisable until December 29, 2028.

Velo3D, Inc.

Notes to Consolidated Financial Statements

In connection with the BEPO Offering, the Company issued BEPO Warrants to purchase up to an aggregate of 65,307 shares of common stock. The BEPO Warrants are immediately exercisable at an exercise price of $183.75 per share and will expire on the five year anniversary of the date of issuance. In connection with the BEPO Placement Agency Agreement, we also issued BEPO Agent Warrants to purchase up to 3,266 shares of common stock. The BEPO Agent Warrants are exercisable at an exercise price of $202.125 per share and will expire on the five year anniversary of the date of issuance.

In connection with the Second Note Amendment, on April 1, 2024, the Company also entered into a letter agreement (the “Letter Agreement”) with the Investors pursuant to which the Company issued to the Investors warrants (the “2024 Private Warrants”) to purchase up to an aggregate of 41,808 shares of Common Stock. The 2024 Private Warrants became exercisable 45 days after the original issuance date (the “Initial Exercise Date”), are exercisable at an exercise price of $239.22 per share and will expire on the one year anniversary of the later of (i) the Initial Exercise Date and (ii) the date on which the Resale Registration Statement (as defined in the Letter Agreement) is declared effective by the SEC. The Investors may exercise the 2024 Private Warrants by paying the exercise in cash or by reducing the outstanding principal amount under the Secured Notes by an amount equal to the quotient of (A) the amount of the exercise price divided by (B) 1.20. The 2024 Private Warrants may also be exercised on a cashless basis under certain circumstances.

In connection with the Third Note Amendment, on July 1, 2024, the Company also entered into a letter agreement with the Investors pursuant to which the Company issued to the Investors warrants (the “July 2024 Private Warrants”) to purchase up to an aggregate of 110,000 shares of Common Stock. The July 2024 Private Warrants became exercisable 45 days after the original issuance date, are exercisable at an exercise price of $37.50 per share and will expire on the five year anniversary of the issuance date. The Investors may exercise the 2024 Private Warrants by paying the exercise in cash or by reducing the outstanding principal amount under the Secured Notes by an amount equal to the quotient of (A) the amount of the exercise price divided by (B) 1.20. The July 2024 Private Warrants may also be exercised on a cashless basis under certain circumstances.

On August 12, 2024, the Company entered into a warrant inducement with certain warrant holders. Pursuant to the Inducement Agreement, the holders of the Existing Warrants agreed to reduce the exercise price of their Existing Warrants totaling 49,524, from $296.70 per share to $34.20 per share. Additionally, the Company agreed to issue registered warrants with an exercise price of $34.20 per share to purchase 99,048 shares of Common Stock (the “August Inducement Warrants”) and will expire on the five year anniversary of the issuance date. The August Inducement Warrants may also be exercised on a cashless basis under certain circumstances.

The Company evaluated the Common Stock Warrants, and concluded that they all do not meet the criteria to be classified within stockholders’ equity. The reason of the warrants being classified as a liability is because of “Provision (ii) in the event of a Fundamental Transaction it is not an acceptable measure for the Company’s stock price in a fixed-for-fixed option pricing model.” The warrant agreement governing the Public Warrants and Private Placement Warrants includes a provision, the application of which could result in a different settlement value for the Common Stock Warrants depending on their holder. The Private Placement Warrants are not considered to be “indexed to the Company’s own stock.” In addition, the warrant agreement includes a provision that provides that in the event of a tender or exchange offer accepted by holders of more than 50.0% of the outstanding shares of the common stock, all holders of the Public Warrants and the Private Placement Warrants would be entitled to receive cash for all of their Public Warrants and Private Placement Warrants. Specifically, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Public Warrant and Private Placement Warrant holders would be entitled to cash, while only certain of the holders of the common stock may be entitled to cash. These provisions preclude us from classifying the Public Warrants and Private Placement Warrants in stockholders’ equity. The 2022 Private Warrant, the RDO Warrants, Placement Agent Warrants, BEPO Warrants, BEPO Agent Warrants, July 2024 Private Warrants and August Inducement Warrants also contain similar provisions on the treatment in the event of a qualifying cash tender offer that preclude us from classifying the 2022 Private Warrants, the RDO Warrants, Placement Agent Warrants, BEPO Warrants, BEPO Agent Warrants, July 2024 Private Warrants and August Inducement Warrants in stockholders’ equity.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Warrants to purchase an equal number of shares of common stock of 366,946 and 97,042 were exercisable as of December 31, 2024 and December 31, 2023, respectively. The Private Placement Warrants, the Public Warrants, the 2022 Private Warrant, the RDO Warrants, the Placement Agent Warrants, 2024 Private Warrants, BEPO Warrants, BEPO Agent Warrants, July 2024 Private Warrants and August Inducement Warrants to purchase shares of common stock are liability classified and recorded at fair value on the issue date with periodic remeasurement. Warrants for shares of common stock consisted of the following:

	December 31, 2024
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per warrant	Fair Value on Issue Date per warrant	Fair Value on December 31, 2024
Private Placement Warrants - Common Stock	12/02/2020	09/29/2026	8,477	$6,037.50	$1,050.00	$—
Public Warrants - Common Stock	12/02/2020	09/29/2026	16,429	$6,037.50	$1,732.50	$—
2022 Private Warrant - Common Stock	07/25/2022	07/24/2034	134	$1,344.00	$1,275.75	$1,102
RDO Warrants - Common Stock	12/29/2023	12/29/2028	19,048	$299.25	$157.50	$90,469
Placement Agent Warrants - Common Stock	12/29/2023	12/29/2028	3,429	$326.25	$157.50	$15,835
2024 Private Warrants - Common Stock	4/1/2024	5/16/2025	41,808	$199.35	$151.20	$2,007
BEPO Warrants - Common Stock	4/12/2024	4/12/2029	65,307	$183.75	$138.15	$377,750
BEPO Agent Warrants - Common Stock	4/12/2024	4/12/2029	3,266	$202.20	$136.65	$18,477
July 2024 Private Warrants - Common Stock	7/01/2024	7/01/2029	110,000	$37.50	$38.25	$864,995
August Inducement Warrants - Common Stock	8/13/2024	08/12/2029	99,048	$34.20	$24.60	$796,239
			366,946			$2,166,874

	December 31, 2023
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per warrant	Fair Value on Issue Date per warrant	Fair Value on December 31, 2023
Private Placement Warrants - Common Stock	12/02/2020	09/29/2026	8,477	$6,037.50	$1,050.00	$127
2022 Private Warrant - Common Stock	07/25/2022	07/24/2034	134	$1,344.00	$1,275.75	$23
Public Warrants - Common Stock	12/02/2020	09/29/2026	16,429	$6,037.50	$1,732.50	$258
RDO Warrants - Common Stock	12/29/2023	12/29/2028	68,573	$299.25	$157.50	$10,891
Placement Agent Warrants - Common Stock	12/29/2023	12/29/2028	3,429	$326.25	$157.50	$536
			97,042			$11,835

Private Placement Warrants - Common Stock

Concurrently with JAWS Spitfire’s IPO, 8,477 Private Placement Warrants were issued to the Sponsor at $30.00 per warrant. Each Private Placement Warrant is exercisable to purchase one share of common stock at a price of $6,037.50 per share. Subject to certain exceptions, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. As of December 31, 2024, the number of Private Placement Warrants issued was 8,477.

Velo3D, Inc.

Notes to Consolidated Financial Statements

2022 Private Warrant - Common Stock

In conjunction with the joinder and fourth loan modification agreement on July 25, 2022, the Company issued to Silicon Valley Bank, warrants to purchase up to 134 shares of the Company’s common stock at an exercise price of $1,344.00 per warrant share. The 2022 Private Warrant is exercisable until July 24, 2034 and allows cashless exercise in whole or part.

RDO Warrants - Common Stock

In conjunction with the capital raise on December 29, 2023, the Company issued to multiple institutional investors, warrants to purchase up to 68,571 shares of the Company’s common stock at an exercise price of $299.25 per warrant share . The RDO Warrants are exercisable until December 29, 2028 and allows cashless exercise in whole or part.

Placement Agent Warrants - Common Stock

In conjunction with the capital raise on December 29, 2023, the Company issued to the placement agent, warrants to purchase up to 3,429 shares of the Company’s common stock at an exercise price of $325.50 per warrant share . The Placement Agent Warrants are exercisable until December 29, 2028 and allows cashless exercise in whole or part.

Public Warrants - Common Stock

In conjunction with the JAWS Spitfire IPO, 65,715 units were issued to public investors at $5,250.00 per unit. Each unit consisted of one JAWS Spitfire Class A ordinary share and one-fourth of one warrant. Each Public Warrant is exercisable to purchase shares of common stock at $6,037.50 per share. As of December 31, 2024, the number of Public Warrants issued was 16,429.

The Public Warrants may only be exercised for a whole number of shares. The Public Warrants became exercisable on December 7, 2021. The Public Warrants will expire 5 years after the completion of the Merger or earlier upon redemption or liquidation.

Common Stock Warrant Liabilities

The liability for warrants on common stock carried at fair value was as follows:

	December 31,
	2024	2023
	(In thousands)
Beginning Balance	$11,835	$2,745
Issuance of common stock warrant in connection with financing	22,425	11,428
Loss on fair value of warrants	(32,093)	(2,338)
Ending Balance	$2,167	$11,835

The liabilities associated with the Private Placement Warrants, 2022 Private Warrant, RDO Warrants, and Placement Agent Warrants were subject to remeasurement at each balance sheet date using the Level 3 fair value inputs and the Public Warrants were subject to remeasurement at each balance sheet date using the latest trading price of the warrants for the years ended December 31, 2024 and 2023.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Private Placement Warrant - Fair Value Assumption

The fair value of the private placement common stock warrant liability was $0 as of December 31, 2024 as the publicly traded price was $0.00 as of December 31, 2024. The assumptions used in the Monte Carlo simulation model for the recurring valuation of the private placement common stock warrant liability were as follows:

	As of December 31, 2024	As of December 31, 2023
Current stock price	$—	$208.80
Expected volatility	—%	105.0%
Risk-free interest rate	—%	4.1%
Dividend yield	—%	—%
Expected term (in years)	—	2.75

Expected volatility: The volatility is determined iteratively, such that the concluded value of the Public Warrant is equal to the traded price.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrants are expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the common stock warrants.

2022 Private Warrant, RDO Warrants, Placement Agent Warrants - Fair Value Assumptions

The fair value assumptions used in the Black-Scholes simulation model for the recurring valuation of the 2022 Private Warrant, the RDO Warrants, and the Placement Agent Warrants liabilities were as follows:

	As of December 31, 2024	As of December 31, 2023
Current stock price	$10.20	$210.00
Expected volatility	139.9%	108.3%
Risk-free interest rate	4.3%	3.8% - 3.9%
Dividend rate	—%	—%
Expected Term (years)	4.00	5 - 10.57

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Expected term: The expected term represents the period that the warrant is expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the warrant.

2024 Private Warrants - Fair Value Assumptions

The fair value assumptions used in the Monte Carlo simulation model for the valuation of the 2024 Private Warrants liability was as follows:

As of December 31, 2024
Current stock price	$10.20
Expected volatility	191.6%
Risk-free interest rate	4.2%
Dividend rate	—%
Expected Term (years)	0.37

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrant is expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the warrant.

The fair value assumptions used in the Black-Scholes simulation model for the valuation of the BEPO Warrant and the BEPO Agent Warrant liabilities were as follows:

As of December 31, 2024
Current stock price	$10.20
Expected volatility	139.9%
Risk-free interest rate	4.4%
Dividend rate	—%
Expected Term (years)	4.28

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrant is expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the warrant.

Velo3D, Inc.

Notes to Consolidated Financial Statements

August Inducement Warrants - Fair Value Assumptions

The fair value assumptions used in the Black-Scholes simulation model for the valuation of the August Inducement Warrant liabilities were as follows:

As of December 31, 2024
Current stock price	$10.20
Expected volatility	139.9%
Risk-free interest rate	4.4%
Dividend rate	—%
Expected Term (years)	4.62

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrant is expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the warrant.

July 2024 Private Warrants - Fair Value Assumptions

The fair value assumptions used in the Black-Scholes simulation model for the valuation of the July 2024 Private Warrant liabilities were as follows:

As of December 31, 2024
Current stock price	$10.20
Expected volatility	139.9%
Risk-free interest rate	4.4%
Dividend rate	—%
Expected Term (years)	4.50

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the common stock warrants.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Expected term: The expected term represents the period that the warrant is expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the warrant.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Contingent Earnout Liabilities

The contingent earnout liability is for Earnout Shares for pre-closing Legacy Velo3D equity holders (as defined in the Business Combination Agreement as holders of Legacy Velo3D shares, Legacy Velo3D warrants, Legacy Velo3D convertible notes and Legacy Velo3D options immediately prior to the closing date) (“Eligible Legacy Velo3D Equityholders”). The Eligible Legacy Velo3D Equityholders will be entitled to Earnout Shares, pursuant to which they will receive (i) 5.0% of the total number of shares of Common Stock outstanding at the Closing if the shares of Common Stock trade at or above $6,562.50 for 20 or more trading days in any 30 trading-day period, and (ii) an additional 5.0% of the total number of shares of Common Stock outstanding at the Closing if the shares of Common Stock trade at or above $7,875.00 for 20 or more trading days in any 30 trading-day period (the “Triggering Events”). The earnout is subject to a five-year earnout period and early trigger upon certain change of control events.

During the time period between Closing and the five-year anniversary of the Closing Date, Eligible Legacy Velo3D Equityholders may receive up to 41,444 shares of additional Common Stock, which is based on two tranches or 20,722 per tranche as noted above. The Earnout Shares issuable to holders of employee stock options are accounted as stock-based compensation expense as they are subject to forfeiture based on the satisfaction of certain employment conditions. See Note 11, Equity Incentive Plans & Stock Based Compensation, for further discussion.

The estimated fair value of the contingent earnout liabilities at the Closing Date was $120.8 million based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the Earnout Period using the most reliable information available. The change in fair value of contingent earnout liabilities are recognized in the consolidated statement of operations and comprehensive income (loss).

The rollforward for the contingent earnout liabilities was as follows:

	December 31,
	2024	2023
	(In thousands)
Beginning Balance	$1,456	$17,414
Change in fair value of contingent earnout liabilities	(1,445)	(15,958)
Ending Balance	$11	$1,456

Assumptions used in the fair value of the contingent earnout liabilities are described below.

	As of December 31, 2024	As of December 31, 2023
Current stock price	$10.20	$210.00
Expected volatility	161.2%	105.0%
Risk-free interest rate	4.2%	4.1%
Dividend yield	—%	—%
Expected Term (years)	1.75	2.75

Expected volatility: The expected volatility was derived from the implied volatility of the Company’s publicly traded common stock.

Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the Earnout Shares.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Expected term: The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method, which deems the term to be the average of the time to vesting and the contractual life of the Earnout Shares.